SUBSEQUENT EVENTS (Detail Textuals)			12 Months Ended
	Apr. 12, 2019 USD ($) Year $ / shares shares	Aug. 09, 2018 Year	Nov. 30, 2018 CAD ($) Year	Nov. 30, 2017 Year	Nov. 30, 2016 Year
Disclosure of non-adjusting events after reporting period [line items]
Amount of accounts payable settlement			$ 595,045
Option life, share options granted | Year		0.94	0.94	5	0
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	113,334
Amount of accounts payable settlement	$ 255,000
Subsequent events | Note Payable
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest rate	12.00%
Loans received	$ 125,000
Subsequent events | Asset Purchase Agreement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	87,500
Amount of shares issued	$ 500,000
Shares issued to meet certain performance milestones | shares	87,500
Percentage of assets purchased	50.00%
Amount of purchase of assets	$ 1
Royalty percentage	50.00%
Subsequent events | Officers, directors, and consultants
Disclosure of non-adjusting events after reporting period [line items]
Common stock price per share | $ / shares	$ 2.55
Number of shares issued | shares	461,500
Option life, share options granted | Year	5
Subsequent events | Private placement
Disclosure of non-adjusting events after reporting period [line items]
Unsecured convertible debentures	$ 2,677,750
Percentage of interest rate	2.00%
Convertible debentures price per unit | $ / shares	$ 1.50
Common stock price per share | $ / shares	$ 1.75